SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) [Line Items]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]	At September 30, 2014 and December 31, 2013, two (2) customers, one of which is a related party through the entity’s stock ownership in the Company (customer B) represented 67.3% and 11.5% of outstanding receivables, respectively.

	September 30, 2014		January -September 2014		December 31, 2013
Customer	Accounts Receivable, gross		Gross Revenue		Accounts Receivable
	Amount, $	%	Amount, $	%	Amount, $	%
A	586,824	67.3%	-	0.0%	700,000	37.5%
B	100,000	11.5%	1,000,000	54.5%	-	0.0%
Subtotal	686,824	78.8%	1,000,000	54.5%	700,000	37.5%
Total, gross	868,252	100%	1,836,427	100.0%	1,864,506	100%

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]	The following table provides a summary of the liabilities that are measured at fair value on a recurring basis.

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)

September 30, 2014
Marketable securities	$208,025	$208,025	$-	$-
Conversion Feature	1,228,108	-	-	1,228,108
Total	$1,436,133	$208,025	$-	$1,228,108

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]	The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities that are measured at fair value on a recurring basis:

For the nine months ended September 30, 2014
Total
Beginning balance	$-
Initial recognition of conversion feature	1,776,423
Change in fair value of conversion feature	(548,315)
Ending balance	$1,228,108

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]	Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share, because the effect of their inclusion would have been anti-dilutive.

	For the period ended September 30, 2014	For the period ended September 30, 2013
Financing Warrants to purchase common stock	30,000	15,000
Total potentially dilutive securities	30,000	15,000
Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share, because the effect of their inclusion would have been anti-dilutive.

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012

Financing Warrants to purchase common stock	30,000	-

Total potentially dilutive securities	30,000	-

Estimated Useful Lives [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]	The estimated useful lives for significant property and equipment categories are as follows:
Vehicles	5 years
Furniture and Fixtures	5 years
Office equipment	3 years
The estimated useful lives for significant property and equipment categories are as follows:
Vehicles	5 years
Furniture and Fixtures	5 years
Office equipment	3 years